Related Party Transactions (Detail) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 16, 2019	Aug. 13, 2019	Jun. 25, 2019	Sep. 16, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Feb. 03, 2021
Related Party Transaction [Line Items]
Shares subject to forfeiture of over-allotment option					1,143,750			1,143,750
Percentage of issued and outstanding shares					20.00%			20.00%
Convertible debt					$ 1,500,000			$ 1,500,000
Conversion price					$ 10.00			$ 10.00
Administrative expense	$ 15,000				$ 15,000
Fees for services					$ 45,000	$ 45,000	$ 50,500	$ 180,000
Initial Public Offering [Member]
Related Party Transaction [Line Items]
Borrowings outstanding							$ 275,000		$ 275,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Founder Shares no longer subject to forfeiture					1,125,000			1,125,000
Shares issued					8,750,000		8,750,000	8,750,000
Shares outstanding					8,750,000		8,750,000	8,750,000
Common Class B One [Member]
Related Party Transaction [Line Items]
Founder shares							7,187,500		7,187,500
Founder shares, value							$ 25,000		$ 25,000
Common stock dividend payment terms		1.1 for 1		1.109091 for 1
Common stock, shares issued	8,768,750	8,768,750		8,768,750
Common stock, shares outstanding	8,768,750	8,768,750		8,768,750
Description of founder shares					(A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.			(A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Sponsor [Member]
Related Party Transaction [Line Items]
Additional borrowings			$ 300,000
Conversion price										$ 10.00
Debt Instrument, Annual Principal Payment (in Dollars)										$ 300,000
Outstanding balance amount (in Dollars)					$ 300,000
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture of over-allotment option					18,750			18,750